AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 44.8%
Funds and Investment Trusts - 44.8% (a)
iShares Core MSCI EAFE ETF		76,670	$4,659,236
iShares Core S&P 500 ETF		43,375	12,342,790
iShares MSCI EAFE ETF		75,980	4,928,063
iShares MSCI Emerging Markets ETF		47,770	2,050,288
iShares Russell 2000 ETF (b)		11,040	1,690,113
SPDR S&P 500 ETF Trust		14,581	4,118,841
Vanguard S&P 500 ETF		49,183	12,764,956

Total Investment Companies (cost $36,296,413)			42,554,287

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 19.5%
Japan - 15.4%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	1,557,838	14,660,519

United States - 4.1%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS)	U.S.$	3,836	3,832,619

Total Inflation-Linked Securities (cost $18,770,571)			18,493,138

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Apr 2019; Contracts: 458; Exercise Price: USD 276.00; Counterparty: Morgan Stanley & Co., Inc. (c)	USD	12,640,800	54,273

Options on Indices - 0.0%
Euro STOXX 50 Index Expiration: Apr 2019; Contracts: 880; Exercise Price: EUR 3,300.00; Counterparty: Deutsche Bank AG (c)	EUR	2,904,000	27,301
FTSE 100 Index Expiration: Apr 2019; Contracts: 150; Exercise Price: GBP 7,050.00; Counterparty: Deutsche Bank AG (c)	GBP	1,057,500	5,552
Nikkei 225 Index Expiration: Apr 2019; Contracts: 10,000; Exercise Price: JPY 20,125.00; Counterparty: Goldman Sachs International (c)	JPY	201,250,000	3,981

			36,834

Total Options Purchased - Puts (premiums paid $140,671)			91,107

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 32.6%
Investment Companies - 22.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (a)(d)(e) (cost $20,942,163)		20,942,163	$20,942,163

	Principal Amount (000)
U.S. Treasury Bills - 5.4%
U.S. Treasury Bill
Zero Coupon, 4/04/19-5/16/19 (cost $5,125,192)	U.S.$	5,134	5,125,314

Governments - Treasuries - 5.1%
Japan - 5.1%
Japan Treasury Discount Bill
Series 805
Zero Coupon, 4/08/19 (cost $4,965,923)	JPY	540,100	4,873,473

Total Short-Term Investments (cost $31,033,278)			30,940,950

Total Investments Before Security Lending Collateral for Securities Loaned - 97.0% (cost $86,240,933)			92,079,482

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (a)(d)(e) (cost $685,300)		685,300	685,300

Total Investments - 97.7% (cost $86,926,233) (f)			92,764,782
Other assets less liabilities - 2.3%			2,224,342

Net Assets - 100.0%			$94,989,124

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	188	June 2019	$6,900,290	$83,679
Euro-BTP Futures	17	June 2019	2,468,961	61,767
Euro-Bund Futures	7	June 2019	1,306,144	27,318
Euro-OAT Futures	14	June 2019	2,554,652	68,928
FTSE 100 Index Futures	28	June 2019	2,629,932	59,730
Hang Seng Index Futures	2	April 2019	370,410	4,269

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	13	June 2019	$2,190,473	$35,881
Nikkei 225 (CME) Futures	14	June 2019	1,489,950	(15,391)
S&P 500 E Mini Futures	44	June 2019	6,243,160	78,879
S&P TSX 60 Index Futures	3	June 2019	429,723	(12)
SPI 200 Futures	6	June 2019	657,257	(864)
TOPIX Index Futures	13	June 2019	1,867,364	(5,200)
U.S. T-Note 10 Yr (CBT) Futures	73	June 2019	9,067,969	121,368
U.S. Ultra Bond (CBT) Futures	2	June 2019	336,000	12,450
Sold Contracts
10 Yr Mini Japan Government Bond Futures	151	June 2019	20,883,587	(96,959)

				$435,843

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	819	USD	940	6/17/19	$14,901
Citibank, NA	AUD	1,080	USD	764	6/17/19	(4,152)
Citibank, NA	JPY	2,614,048	USD	23,694	6/17/19	(31,591)
Morgan Stanley Capital Services, Inc.	USD	4,802	EUR	4,169	6/17/19	(95,166)
State Street Bank & Trust Co.	CHF	866	USD	865	6/17/19	(10,555)
State Street Bank & Trust Co.	EUR	1,439	USD	1,632	6/17/19	6,775

						$(119,788)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (g)	Deutsche Bank AG	880	EUR	3,150.00	April 2019	EUR	2,772	$7,293	$(6,831)
FTSE 100 Index (g)	Deutsche Bank AG	150	GBP	6,750.00	April 2019	GBP	1,013	2,013	(1,262)
Nikkei 225 Index (g)	Goldman Sachs International	10,000	JPY	19,250.00	April 2019	JPY	192,500	9,296	(1,035)
SPDR S&P 500 ETF Trust (h)	Morgan Stanley & Co., Inc.	458	USD	266.00	April 2019	USD	12,183	31,126	(14,885)

								$49,728	$(24,013)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,861,253 and gross unrealized depreciation of investments was $(680,933), resulting in net unrealized appreciation of $6,180,320.

(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.

Currency Abbreviations:
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

50.5%	United States
15.9%	Japan
0.0%	United Kingdom
33.6%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$42,554,287		$	– 0	–	$	– 0	–	$42,554,287
Inflation-Linked Securities	– 0	–		18,493,138			– 0	–	18,493,138
Options Purchased - Puts	– 0	–		91,107			– 0	–	91,107
Short-Term Investments:
Investment Companies	20,942,163			– 0	–		– 0	–	20,942,163
U.S. Treasury Bills	– 0	–		5,125,314			– 0	–	5,125,314
Governments - Treasuries	– 0	–		4,873,473			– 0	–	4,873,473
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	685,300			– 0	–		– 0	–	685,300

Total Investments in Securities	64,181,750			28,583,032			– 0	–	92,764,782
Other Financial Instruments (a):
Assets:
Futures	406,591			147,678			– 0	–	554,269
Forward Currency Exchange Contracts	– 0	–		21,676			– 0	–	21,676
Liabilities:
Futures	(112,362)			(6,064)			– 0	–	(118,426)
Forward Currency Exchange Contracts	– 0	–		(141,464)			– 0	–	(141,464)
Put Options Written	– 0	–		(24,013)			– 0	–	(24,013)

Total	$64,475,979			$28,580,845		$	– 0	–	$93,056,824

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,872		$6,155	$3,085	$20,942	$110
Government Money Market Portfolio*	– 0	–	8,294	7,609	685	3

Total	$17,872		$14,449	$10,694	$21,627	$113

*	Investments of cash collateral for securities lending transactions